Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
Schedule of Discontinued Operations

The following table summarizes the results of discontinued operations for the years ended June 30, 2026, 2025 and 2024:

	2026	2025	2024
Revenues	$19,239	$1,070,304	$1,257,045
Cost of revenues	19,744	725,619	521,549
Gross profit	(505)	344,685	735,496
Operating expenses
Sales and marketing expenses	22,453	780	84,263
General and administrative expenses	30,189	620,577	784,017
Total operating expenses	52,642	621,357	868,280
Loss from operations	(53,147)	(276,672)	(132,784)
Other income, net
Interest income	36	115	236
Other income, net	474	429	15,503
Total other income, net	510	544	15,739
Loss before income taxes from discontinued operations	(52,637)	(276,128)	(117,045)
Income tax expense	-	-	(21,624)
Net loss from discontinued operations	$(52,637)	$(276,128)	$(138,669)

The following table summarizes the results of discontinued operations for the years ended June 30, 2025 and 2024:

	2025	2024
Revenues	$8,376	$219,159
Cost of revenues	13,110	64,207
Gross profit	(4,734)	154,952
Operating expenses
Sales and marketing expenses	524	27,645
General and administrative expenses	34,578	402,959
Total operating expenses	35,102	430,604
Loss from operations	(39,836)	(275,652)
Other income (expenses), net
Interest expense	(11,467)	(47,120)
Other income (expenses), net	(7,273)	(920)
Total other income (expenses), net	(18,740)	(48,040)
Loss before income taxes from discontinued operations	(58,576)	(323,692)
Income tax expense	-	-
Net loss from discontinued operations	$(58,576)	$(323,692)